Schedule of Investments
December 31, 2020 (unaudited)
Global Tactical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.42%

Air Courier Services - 1.55%
FedEx Corp. (3)	1,134	294,409

Aircraft - 2.94%
Boeing Co. (2) (3)	2,600	556,556

Aircraft & Parts - 2.30%
Textron, Inc. (3)	9,000	434,970

Aircraft Part & Auxiliary Equipment, Nec - 1.63%
TransDigm Group, Inc. (2) (3)	500	309,425

Commercial Banks - 4.49%
ABN AMRO Bank NV ADR (2)	15,460	151,513
ICICI Bank Ltd. ADR (2) (3)	47,000	698,420

		849,933

Communication Services - 0.61%
Gogo, Inc. (2) (3)	12,000	115,560

Deep Sea Foreign Transportation Of Freight - 0.53%
Scorpio Tankers Inc.	8,887	99,446

Finance Services - 6.03%
American Express Co. (3)	3,000	362,730
ECN Capital Corp. (Canada)	152,300	778,604

		1,141,334

Footwear (No Rubber) - 0.19%
Skechers U.S.A., Inc. Class A (2) (3)	1,000	35,940

Guided Missiles & Space Vehicles & Parts - 0.09%
Lockheed Martin Corp. (3)	50	17,749

Hotels & Motels - 10.29%
Marriott International, Inc. Class A (2) (3)	6,950	916,844
Wyndham Destinations, Inc. (3)	23,000	1,031,780

		1,948,624

Hotels, Rooming House, Camps & Other Lodging Places - 8.54%
Hilton Grand Vacations Inc. (2) (3)	51,600	1,617,660

Mining, Quarrying Of Nonmetallic Minerals (No Fuels) - 1.65%
Martin Marietta Materials, Inc. (3)	1,100	312,367

Motor Vehicles & Passenger Car Bodies - 5.04%
Daimler AG (Germany) (2)	2,000	141,238
Tata Motors Ltd. ADR (2) (3)	64,546	813,280

		954,518

National Commercial Banks - 2.39%
Wells Fargo & Co. (3)	15,000	452,700

Non-Alcholic Beverages - 1.64%
Fomento Económico Mexicano, S.A.B. de C.V.	4,100	310,657

Non-Trading Company - 3.62%
Aston Martin Lagonda Global Holdings PLC ADR	24,957	685,200

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.09%
Intuitive Surgical, Inc. (2) (3)	20	16,362

Personal Credit Institutions - 0.11%
LendingClub Corp. (2) (3)	2,000	21,120

Photographic Equipment & Supplies - 1.02%
IMAX Corporation (2)	10,700	192,814

Retail-Catalog & Mail-Order Houses - 0.85%
Jumia Technologies AG (2)	4,000	161,400

Retail - Eating & Drinking Places - 0.45%
Shake Shack, Inc. Class A (2) (3)	1,000	84,780

Retail - Jewelry Stores - 0.35%
Tiffany & Co. (3)	500	65,725

Retail - Miscellaneous Retail - 2.65%
The RealReal, Inc. (2) (3)	25,734	502,842

Retail - Retail Stores - 3.58%
Ulta Beauty, Inc. (2) (3)	2,359	677,410

Security Brokers, Dealers & Flotation Companies - 0.53%
The Charles Schwab Corporation	1,900	100,776

Semiconductors & Related Devices - 0.69%
Applied Materials, Inc. (3)	1,500	129,450
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (3)	10	1,090

		130,540

Services - Advertising - 0.07%
ANGI Homeservices, Inc. Class A (2) (3)	1,000	13,195

Services - Business Services - 2.96%
FarFetch Ltd. (United Kingdom) Class A (2) (3)	500	31,905
Limelight Networks, Inc. (2) (3)	52,900	211,071
Trip.com Group Ltd. ADR (2) (3)	9,407	317,298

		560,274

Services - Computer Integrated Systems Design - 1.70%
ASA International Group PLC (United Kingdom) (2)	60,253	193,096
DXC Technology Company (2)	5,000	128,750

		321,846

Services - Computer Programming, Data Processing, Etc. - 11.84%
Facebook, Inc. Class A (2) (3)	928	253,493
GAN Ltd. (2)	6,300	127,764
Pinterest, Inc. Class A (2) (3)	6,077	400,474
TripAdvisor, Inc. Class A (2) (3)	11,172	321,530
Twitter, Inc. (2) (3)	20,000	1,083,000
Zendesk, Inc. (2)	400	57,248

		2,243,509

Services - Employment Agencies - 1.04%
Korn Ferry (3)	4,550	197,925

Services - Equipment Rental & Leasing, NEC - 1.44%
AerCap Holdings N.V. (2)	6,000	273,480

Services - Misc Health & Allied Services, NEC - 0.09%
SOC Telemed, Inc. (2)	2,200	17,248

Services - Motion Picture & Video Tape Distribution - 0.57%
Eros International PLC Class A (2) (3)	59,300	107,926

Services - Prepackaged Software - 1.67%
Alteryx, Inc. Class A (2)	1,100	133,969
BigCommerce Holdings, Inc. Series 1 (2)	200	12,830
Splunk Inc. (2)	1,000	169,890

		316,689

Software & Tech Services - 4.46%
Amadeus IT Group SA (Spain) (2)	11,000	800,599
Cyan AG (Germany) (2)	2,789	43,624

		844,223

Specialty Apparel Stores - 3.86%
Inditex	23,000	731,874

Transportation Services - 0.94%
MakeMyTrip Ltd. Class A (India) (2) (3)	6,000	177,180
Xpo Logistics, Inc (2) (3)	10	1,192

		178,372

Water Transportation - 1.93%
Carnival Corporation & Plc (2)	11,000	238,260
Norwegian Cruise Line Holdings Ltd. (2)	5,000	127,150

		365,410

Total Common Stock	(Cost $ 11,747,954)	18,262,788

Real Estate Investment Trusts - 13.58%

Boston Properties, Inc.	100	9,453
Kimco Realty Corporation	47,000	705,470
Simon Property Group, Inc.	1,000	85,280
STORE Capital Corporation	39,900	1,355,802
The Macerich Company	39,000	416,130

Total Real Estate Investment Trusts	(Cost $ 1,905,986)	2,572,135

Total Investments - 110.00%	(Cost $ 13,653,940)	20,834,923

Liabilities in Excess of Other Assets - -10.00%		(1,893,310)

Total Net Assets - 100.00%		18,941,613

Common Stock Securities Sold Short (2) - 0.00%

Aircraft & Parts - -0.95%
Airbus SE	(2,000)	(179,560)

Bottled & Canned Soft Drinks Carbonated Waters - -0.88%
Monster Beverage Corp.	(1,800)	(166,464)

Computer Peripheral Equipment, NEC - -1.03%
Logitech International S.A.	(2,000)	(194,380)

Construction Machinery & Equip - -0.96%
Caterpillar Inc.	(1,000)	(182,020)

Cutlery, Handtools & General Hardware - -1.08%
Snap-On, Inc.	(1,200)	(205,368)

Electric & Other Services Combinded - -1.43%
Sunnova Energy International Inc.	(6,000)	(270,780)

Electrical Industrial Apparatus - -1.45%
Plug Power Inc.	(8,100)	(274,671)

Electronic & Other Electrical Equipment (No Computer Equip) - -1.96%
Legrand SA	(1,100)	(98,126)
Peloton Interactive, Inc. Class A	(1,800)	(273,096)

		(371,222)

Health Care & Supplies - -0.91%
EssilorLuxottica Societe anonyme	(1,100)	(171,451)

Hospital & Medical Service Plans - -0.85%
Anthem, Inc.	(500)	(160,545)

Hotels & Motels - -1.35%
InterContinental Hotels Group PLC	(4,000)	(256,380)

Laboratory Analytical Instruments - -0.91%
Waters Corp.	(700)	(173,194)

Lumber & Wood Products (No Furniture) - -1.41%
Trex Co., Inc.	(3,200)	(267,904)

Malt Beverages - -0.79%
The Boston Beer Company, Inc.	(150)	(149,144)

Medical Equipment - -1.27%
GN Store Nord A/S	(3,000)	(239,980)

Miscellaneous Chemical Products - -1.12%
WD-40 Company	(800)	(212,544)

Motor Vehicles & Passenger Car Bodies - -4.24%
Ferrari N.V.	(1,100)	(252,472)
NIO Limited	(4,000)	(194,960)
Tesla, Inc.	(505)	(356,363)

		(803,795)

Operative Builders - -0.22%
NVR, Inc.	(10)	(40,799)

Ophthalmic Goods - -0.77%
Cooper Cos., Inc.	(400)	(145,328)

Ordance & Accessories (No Vehicles/Guided Missiles) - -1.16%
Axon Enterprise, Inc.	(1,800)	(220,554)

Retail - Auto Dealers & Gasoline Stations - -0.51%
Carvana Co. Class A	(400)	(95,816)

Retail - Eating Places - -0.76%
Papa John's International, Inc.	(1,400)	(118,790)
Wingstop, Inc.	(186)	(24,654)

		(143,444)

Retail - Retail Stores - -0.01%
1-800-Flowers.com, Inc. Class A	(100)	(2,600)

Retail - Shoe Stores - -0.93%
Boot Barn Holdings, Inc.	(4,045)	(175,391)

Semiconductors & Related Devices - -1.97%
Advanced Micro Devices, Inc.	(4,065)	(372,801)

Services - Business Services NEC - -1.08%
Fair Isaac Corporation	(400)	(204,416)

Services - Computer Integrated Systems Design - -0.87%
Cerner Corp.	(2,100)	(164,808)

Services - Prepackaged Software - -1.63%
Citrix Systems, Inc.	(600)	(78,060)
Shopify, Inc.	(80)	(90,556)
Snowflake Inc.	(495)	(139,293)

		(307,909)

Services - To Dwellings & Other Buildings - -3.25%
Airbnb, Inc.	(3,000)	(440,400)
Rollins, Inc.	(4,500)	(175,815)

		(616,215)

Specialty Cleaning, Polishing and Sanitation Preparations - -0.96%
Clorox Co.	(900)	(181,728)

Surgical & Medical Instruments & Apparatus - -2.71%
Nevro Corp.	(1,900)	(328,890)
Stryker Corp.	(750)	(183,780)

		(512,670)

Transportation Services - -1.05%
The Providence Service Corporation	(1,430)	(198,241)

Water Transportation - -0.20%
Royal Caribbean Cruises Ltd.	(500)	(37,345)

Total Common Stocks Sold Short	(Cost $ -6,7066,662)	(7,699,467)

Registered Investment Companies Sold Short (2) (8) - -35.31%

Invesco QQQ Trust	(13,976)	(4,384,830)
iShares Russell 2000 ETF	(7,511)	(1,472,607)
SPDR S&P 500 ETF Trust	(1,010)	(377,619)
WisdomTree Cloud Computing Fund ETF	(8,449)	(452,697)

Total Registered Investment Companies	(Cost $ -6,407,936)	(6,687,753)

Real Estate Investment Trusts Sold Short (2) - -0.17%

Belpointe REIT, Inc.	(300)	(33,000)

Total Registered Investment Companies	(Cost $ -33,650.26)	(33,000)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$20,834,923	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$20,834,923	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $12,585,358.00.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at December 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.